Mezzanine Equity and Equity (Details) - Schedule of stock by class - $ / shares	Mar. 31, 2023	Feb. 14, 2023	Dec. 31, 2022	Dec. 31, 2021
Mezzanine Equity and Equity (Details) - Schedule of stock by class [Line Items]
Common Stock, Par Value (in Dollars per share)			$ 0.00001	$ 0.00001
Common Stock, Issued			122,505,500	122,500,000
Common Stock, Outstanding			122,505,500	122,500,000
Total shares, Authorized	725,000,000
Total shares, Issued	84,198,558
Total shares, Treasury Stock	(1,250,000)
Total shares, Outstanding	82,948,558
Class A Common Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of stock by class [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001	$ 0.0001
Common Stock, Authorized	500,000,000
Common Stock, Issued	16,021,804		122,505,500	122,505,500
Treasury Stock	(1,250,000)
Common Stock, Outstanding	14,771,804		122,500,000	122,500,000
Class B Common Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of stock by class [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001
Common Stock, Authorized	100,000,000
Common Stock, Issued	10,566
Common Stock, Outstanding	10,566
Class C Common Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of stock by class [Line Items]
Common Stock, Par Value (in Dollars per share)	$ 0.0001
Common Stock, Authorized	100,000,000
Common Stock, Issued	68,140,188
Common Stock, Outstanding	68,140,188
Series A Preferred Stock [Member]
Mezzanine Equity and Equity (Details) - Schedule of stock by class [Line Items]
Preferred Stock, Par Value (in Dollars per share)	$ 0.0001
Preferred Stock, Authorized	25,000,000
Preferred Stock, Issued	26,000
Preferred Stock, Outstanding	26,000